Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating Activities:
Net Income (Loss)	$ (1,334,384)	$ (117,641)
Adjustments to reconcile net income(loss) to cash used in operating activities:
Gain on Sale of Property and Equipment	412
Depreciation and Amortization	19,011	97,545
Accretion of Debt Discount	0
Imputed interest	4,314
Gain on Derivative Liability	(719,017)
Changes in operating assets and liabilities
Accounts Receivable	14,769	(17,813)
Prepaid & Other Current Assets	36,500
Inventory	1,523,740	467,818
Accounts Payable and Accrued Liabilities	588,528	410,007
Client Deposits	1,044,589	(877,135)
Net Cash Used in Operating Activities	1,106,461	(37,219)
Investing Activities
Proceeds from Sale of Property and Equipment
Purchase of Property and Equipment		(1,699)
Net Cash Provided by (Used in) Investing Activities		(1,699)
Financing Activities
Bank Overdraft	32,038	15,830
Repayment on Note Payable	(112,359)	(87,977)
Repayment on Line of Credit	(22,307)	(21,361)
Repayment on Capital Leases	(37,422)	(87,943)
Proceeds from Related Parties	317,861	207,630
Repayment to Related Parties		(10,000)
Capital Distribution		(11,000)
Proceeds From Notes Payable
Net Cash Provided by Financing Activities	177,811	5,179
Net Increase(Decrease) in Cash	1,284,811	(33,739)
Cash, Beginning of Period		33,739
Cash, End of Period
Cash Paid during the period for:
Income Taxes
Interest	4,314	43,308
Non-cash investing and financing activities
Stock Issued for Acquisitions
Liabilities Assumed in Recapitalization
Common Shares Issued Upon Conversion of Promissory Notes	10,500,000
Convertible Notes Issued to Settle Accounts Payable	$ 144,000